Investments in associates and joint ventures (Details) - ARS ($)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Beginning of the year	$ 111,714,000,000	$ 53,742,000,000
Adjustment as of previous periods (IFRS 9 and IAS 28)	0	(2,972,000,000)
Increase in equity interest in associates and joint ventures	0	5,020,000,000
Capital contributions	42,000,000	4,058,000,000
Capital reduction	0	(159,000,000)
Decrease of interest in associate	(43,849,000,000)	0
Deconsolidations	(7,095,000,000)	43,822,000,000
Impairment	(3,035,000,000)	13,022,000,000
Share of profit / (loss)	(626,000,000)
Currency translation adjustment	(3,579,000,000)	76,000,000
Dividends	0	(2,734,000,000)
Other comprehensive income	(54,000,000)	(1,869,000,000)
Reclassification to held-for-sale	0	(3,109,000,000)
Others	(12,000,000)	(5,000,000)
Incorporation by business combination	0	2,822,000,000
End of the year	$ 12,158,000,000	$ 111,714,000,000